Contingent liabilities, contingent assets and credit commitments - Contingent liabilities (Details)	Sep. 30, 2018 AUD ($) item	Dec. 22, 2016 customer
Contingent liabilities, contingent assets and credit commitments
Number of planners operating in aligned dealer groups | item	1,660
Legal proceedings
Contingent liabilities, contingent assets and credit commitments
Number of customers for focus of claim | customer		15
Guarantees
Contingent liabilities, contingent assets and credit commitments
Maximum deposits insured under FCS	$ 250,000
Maximum percentage of FCS levy	0.50%
Parent Entity | Guarantees
Contingent liabilities, contingent assets and credit commitments
Maximum contingent liability	$ 40,000,000